Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	At June 30, 2016	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	3,000	—	3,000	—
Short-term investments	2,000	—	2,000	—
Thera Warrant	5	—	—	5

Total	$5,055	$—	$5,050	$5

Description	At December 31, 2015	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	2,500	—	2,500	—
Short-term investments	5,500	—	5,500	—

Total	$8,050	$—	$8,050	$—

Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	December 31, 2015	Quoted Prices In Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	2,500	—	2,500	—
Short-term investments	5,500	—	5,500	—

Total	$8,050	$—	$8,050	$—

Description	December 31, 2014	Quoted Prices In Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	4,000	—	4,000	—

Total	$4,050	$—	$4,050	$—

Schedule of Additional Information about Assets Measured at Fair Value on a Recurring Basis

The following table presents additional information about assets measured at fair value on a recurring basis and for which the Company utilizes Level 3 inputs to determine fair value, in thousands:

	3 Months Ended June 30, 2016	6 Months Ended June 30, 2016
Balance, beginning of period	$—	$—
Fair value of Thera Warrant	5	5

Balance, end of period	$5	$5